Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Changes in Shareholders' Equity
Cash dividend declared (in dollars per share)	$ 0.2625	$ 0.2625	$ 0.2625
Sale of treasury stock (in shares)	414,881	518,726	514,097
Purchase of treasury stock (in shares)	38,390